Inventories (Details) - USD ($)	Feb. 28, 2026	Aug. 31, 2025
Inventories
Raw materials	$ 5,181,287	$ 6,037,481
Work-in-process	1,324,697	1,570,095
Finished goods	23,731,238	29,264,071
Total current inventories	$ 30,237,222	$ 36,871,647